Acquisitions (Fair Value of Consideration Transferred) (Detail) (USD $)	Dec. 31, 2009
Business Acquisition [Line Items]
Cash paid	$ 10,000,000
Contingent obligation	5,871,000
Fair value of the consideration	15,292,000
Contingent Receivable [Member]
Business Acquisition [Line Items]
Contingent obligation	$ 579,000